Quarterly Report
September 30, 2022
MFS®  Global Tactical
Allocation Portfolio
MFS® Variable Insurance Trust II
WTS-Q3

Portfolio of Investments
9/30/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 60.2%
Aerospace & Defense – 0.1%
Raytheon Technologies Corp., 2.82%, 9/01/2051		$745,000	$467,285
Airlines – 0.1%
EasyJet Finco B.V., 1.875%, 3/03/2028	EUR	630,000	$477,892
Apparel Manufacturers – 0.1%
Tapestry, Inc., 3.05%, 3/15/2032		$516,000	$384,975
Asset-Backed & Securitized – 6.3%
AA Bond Co. Ltd., 3.25%, 7/31/2028	GBP	560,000	$450,453
ACRES 2021-FL2 Issuer Ltd., “AS”, FLR, 4.689% (LIBOR - 1mo. + 1.75%), 1/15/2037 (n)		$370,000	355,898
ACRES 2021-FL2 Issuer Ltd., “B”, FLR, 5.189% (LIBOR - 1mo. + 2.25%), 1/15/2037 (n)		604,000	583,662
AmeriCredit Automobile Receivables Trust, 2022-2, “A2A”, 4.2%, 12/18/2025		409,000	407,106
Arbor Multi-Family Mortgage Securities Trust, 2021-MF2, “A5”, 2.513%, 6/15/2054 (n)		612,000	488,200
Arbor Multi-Family Mortgage Securities Trust, 2021-MF3, “A5”, 2.574%, 10/15/2054 (n)		1,200,000	958,002
Arbor Realty Trust, Inc., CLO, 2019-FL2, “AS”, FLR, 4.409% (LIBOR - 1mo. + 1.45%), 9/15/2034 (n)		600,000	584,961
Arbor Realty Trust, Inc., CLO, 2021-FL1, “B”, FLR, 4.317% (LIBOR - 1mo. + 1.5%), 12/15/2035 (n)		214,500	204,566
Arbor Realty Trust, Inc., CLO, 2021-FL2, “B”, FLR, 4.418% (LIBOR - 1mo. + 1.6%), 5/15/2036 (n)		143,000	135,453
Arbor Realty Trust, Inc., CLO, 2021-FL2, “C”, FLR, 4.767% (LIBOR - 1mo. + 1.95%), 5/15/2036 (n)		426,500	401,258
Arbor Realty Trust, Inc., CLO, 2022-FL1, “B”, FLR, 4.385% (SOFR - 30 day + 2.1%), 1/15/2037 (n)		794,500	768,653
Arbor Realty Trust, Inc., CLO, 2022-FL1, “C”, FLR, 4.585% (SOFR - 30 day + 2.3%), 1/15/2037 (n)		765,000	736,170
AREIT 2022-CRE6 Trust, “B”, FLR, 4.134% (SOFR - 30 day + 1.85%), 1/16/2037 (n)		289,000	273,864
AREIT 2022-CRE6 Trust, “C”, FLR, 4.434% (SOFR - 30 day + 2.15%), 1/16/2037 (n)		119,000	111,981
AREIT 2022-CRE6 Trust, “D”, FLR, 5.134% (SOFR - 30 day + 2.85%), 1/16/2037 (n)		100,000	94,513
BBCMS Mortgage Trust, 2020-C7, “XA”, 1.737%, 4/15/2053 (i)		991,628	74,451
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.423%, 7/15/2054 (i)		2,926,786	217,794
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.753%, 2/15/2054 (i)		6,660,918	619,509
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.15%, 3/15/2054 (i)		2,025,579	128,107
Benchmark 2021-B26 Mortgage Trust, “XA”, 0.998%, 6/15/2054 (i)		5,581,347	282,144
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.384%, 7/15/2054 (i)		6,761,786	490,010
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.397%, 8/15/2054 (i)		5,287,471	393,297
BSPRT 2021-FL7 Issuer Ltd., “B”, FLR, 4.867% (LIBOR - 1mo. + 2.05%), 12/15/2038 (n)		177,500	171,258
BSPRT 2021-FL7 Issuer Ltd., “C”, FLR, 5.117% (LIBOR - 1mo. + 2.3%), 12/15/2038 (n)		161,000	152,879
Business Jet Securities LLC, 2020-1A, “A”, 2.981%, 11/15/2035 (n)		185,508	169,194
Business Jet Securities LLC, 2021-1A, “A”, 2.162%, 4/15/2036 (n)		187,028	164,202
BXMT 2021-FL4 Ltd., “AS”, FLR, 4.117% (LIBOR - 1mo. + 1.3%), 5/15/2038 (n)		900,000	880,893
BXMT 2021-FL4 Ltd., “B”, FLR, 4.367% (LIBOR - 1mo. + 1.55%), 5/15/2038 (n)		1,797,000	1,721,482
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)		260,266	242,447
CarMax Auto Owner Trust, 2022-2, “A4”, 3.62%, 9/15/2027		355,000	342,124
CF Hippolyta Issuer LLC, 2020-1, “A1”, 1.69%, 7/15/2060 (n)		201,862	179,301
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.889%, 4/15/2054 (i)		1,238,790	55,378
Commercial Mortgage Pass-Through Certificates, 2021-BN34, “XA”, 0.98%, 6/15/2063 (i)		2,968,713	170,800
Commercial Mortgage Pass-Through Certificates, 2021-BN35, “XA”, 1.153%, 6/15/2064 (i)		2,941,241	178,126
Commercial Mortgage Pass-Through Certificates, 2022-BNK41, “AS”, 3.916%, 4/15/2065		592,000	498,990
Credit Acceptance Auto Loan Trust, 2021-3A, “A”, 1%, 5/15/2030 (n)		738,000	703,014
Fortress CBO Investments Ltd., 2022-FL3, “AS”, FLR, 4.531% (SOFR - 30 day + 2.25%), 2/23/2039 (n)		269,500	262,213
FS Rialto 2021-FL2 Issuer Ltd., “AS”, FLR, 4.489% (LIBOR - 1mo. + 1.6%), 5/16/2038 (n)		701,500	665,791
Harley-Davidson Motorcycle Trust, 2022-A, “A3”, 3.06%, 2/15/2027		662,000	640,986
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 4.567% (LIBOR - 1mo. + 1.75%), 7/15/2036 (n)		865,000	832,591
LoanCore 2021-CRE5 Ltd., “B”, FLR, 4.817% (LIBOR - 1mo. + 2%), 7/15/2036 (n)		367,000	347,163
MF1 2021-FL5 Ltd., “AS”, FLR, 4.159% (LIBOR - 1mo. + 1.2%), 7/15/2036 (n)		677,000	658,244
MF1 2021-FL5 Ltd., “B”, FLR, 4.409% (LIBOR - 1mo. + 1.45%), 7/15/2036 (n)		847,500	817,008
MF1 2021-FL5 Ltd., “C”, FLR, 4.659% (LIBOR - 1mo. + 1.7%), 7/15/2036 (n)		200,000	189,753
MF1 2021-FL6 Ltd., “AS”, FLR, 4.389% (LIBOR - 1mo. + 1.45%), 7/16/2036 (n)		1,050,000	1,014,198
MF1 2021-FL6 Ltd., “B”, FLR, 4.589% (LIBOR - 1mo. + 1.65%), 7/16/2036 (n)		1,000,000	960,753
MF1 2022-FL8 Ltd., “B”, FLR, 4.234% (SOFR - 30 day + 1.95%), 2/19/2037 (n)		281,312	268,892

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.42%, 5/15/2054 (i)		$2,260,080	$163,184
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.346%, 6/15/2054 (i)		4,862,699	317,692
Navistar Financial Dealer Note Master Owner Trust, 2022-1, “A”, FLR, 3.532% (SOFR - 30 day + 1.25%), 5/25/2027 (n)		236,000	236,345
PFP III 2021-7 Ltd., “AS”, FLR, 3.967% (LIBOR - 1mo. + 1.15%), 4/14/2038 (n)		612,470	586,303
PFP III 2021-7 Ltd., “B”, FLR, 4.339% (LIBOR - 1mo. + 1.4%), 4/14/2038 (n)		239,988	226,436
PFP III 2021-8 Ltd., “B”, FLR, 4.439% (LIBOR - 1mo. + 1.5%), 8/09/2037 (n)		238,000	220,001
Starwood Commercial Mortgage, 2021-FL2, “AS”, FLR, 4.389% (LIBOR - 1mo. + 1.45%), 4/18/2038 (n)		700,000	676,223
Starwood Commercial Mortgage, 2021-FL2, “B”, FLR, 4.739% (LIBOR - 1mo. + 1.8%), 4/18/2038 (n)		534,500	515,801
TPG Real Estate Finance, 2021-FL4, “A”, FLR, 4.139% (LIBOR - 1mo. + 1.2%), 3/15/2038 (n)		325,500	318,385
TPG Real Estate Finance, 2021-FL4, “AS”, FLR, 4.339% (LIBOR - 1mo. + 1.4%), 3/15/2038 (n)		350,000	335,751
Wells Fargo Commercial Mortgage Trust, 2021-C60, “XA”, 1.674%, 8/15/2054 (i)		4,967,798	450,199
			$25,094,052
Automotive – 0.4%
Hyundai Capital America, 2%, 6/15/2028 (n)		$400,000	$318,566
Hyundai Capital America, 6.375%, 4/08/2030 (n)		574,000	575,227
Stellantis N.V., 2.75%, 4/01/2032	EUR	390,000	309,516
Volkswagen International Finance N.V., 4.375% to 3/28/2031, FLR (EUR Swap Rate - 9yr. + 3.36%) to 3/28/2032, FLR (EUR Swap Rate - 9yr. + 3.61%) to 3/28/2051, FLR (EUR Swap Rate - 9yr. + 4.11%) to 3/28/2168		500,000	382,208
			$1,585,517
Broadcasting – 0.5%
Discovery, Inc., 4.125%, 5/15/2029		$458,000	$392,068
Magallanes, Inc., 4.279%, 3/15/2032 (n)		725,000	596,445
Prosus N.V., 1.539%, 8/03/2028	EUR	300,000	220,958
Prosus N.V., 2.085%, 1/19/2030		380,000	266,250
Prosus N.V., 3.68%, 1/21/2030 (n)		$440,000	329,675
Prosus N.V., 3.832%, 2/08/2051 (n)		360,000	199,772
			$2,005,168
Brokerage & Asset Managers – 0.2%
Ameriprise Financial, Inc., 4.5%, 5/13/2032		$240,000	$225,842
Intercontinental Exchange, Inc., 3%, 9/15/2060		417,000	249,253
Low Income Investment Fund, 3.386%, 7/01/2026		150,000	142,309
Low Income Investment Fund, 3.711%, 7/01/2029		400,000	368,420
			$985,824
Building – 0.3%
Holcim Sterling Finance (Netherlands) B.V., 2.25%, 4/04/2034	GBP	470,000	$332,938
Imerys S.A., 1%, 7/15/2031	EUR	500,000	306,595
Vulcan Materials Co., 3.5%, 6/01/2030		$453,000	387,478
			$1,027,011
Business Services – 0.4%
Equinix, Inc., REIT, 1%, 3/15/2033	EUR	525,000	$361,803
Euronet Worldwide, Inc., 1.375%, 5/22/2026		580,000	484,322
Fiserv, Inc., 4.4%, 7/01/2049		$356,000	276,111
Mastercard, Inc., 3.85%, 3/26/2050		310,000	249,383
Visa, Inc., 3.65%, 9/15/2047		372,000	290,640
			$1,662,259
Cable TV – 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035		$262,000	$240,270
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.8%, 3/01/2050		267,000	192,611
Comcast Corp., 3.75%, 4/01/2040		359,000	282,215
SES S.A., 3.5%, 1/14/2029	EUR	320,000	282,108
Time Warner Cable, Inc., 4.5%, 9/15/2042		$388,000	267,877
			$1,265,081

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Chemicals – 0.1%
Alpek SAB de C.V., 3.25%, 2/25/2031 (n)		$219,000	$161,883
BASF SE, 3.75%, 6/29/2032	EUR	300,000	277,285
			$439,168
Computer Software – 0.2%
Microsoft Corp., 2.525%, 6/01/2050 (f)		$523,000	$341,698
Microsoft Corp., 2.921%, 3/17/2052 (f)		455,000	320,910
Microsoft Corp., 2.675%, 6/01/2060		228,000	143,368
VeriSign, Inc., 4.75%, 7/15/2027		121,000	116,401
			$922,377
Computer Software - Systems – 0.1%
Apple, Inc., 4.5%, 2/23/2036 (f)		$536,000	$519,029
Conglomerates – 0.2%
Grupo KUO S.A.B. de C.V., 5.75%, 7/07/2027 (n)		$706,000	$644,225
Consumer Products – 0.3%
GSK Consumer Healthcare Capital US LLC, 2.125%, 3/29/2034	EUR	370,000	$283,594
JAB Holdings B.V., 2.25%, 12/19/2039		600,000	354,941
Reckitt Benckiser Treasury Services PLC, 3%, 6/26/2027 (n)		$425,000	387,520
			$1,026,055
Electrical Equipment – 0.3%
Telefonaktiebolaget LM Ericsson, 1.125%, 2/08/2027	EUR	640,000	$522,223
Telefonaktiebolaget LM Ericsson, 1%, 5/26/2029		780,000	547,508
			$1,069,731
Electronics – 0.3%
Broadcom, Inc., 4.15%, 11/15/2030		$97,000	$83,958
Broadcom, Inc., 3.469%, 4/15/2034 (n)		240,000	180,061
Broadcom, Inc., 3.137%, 11/15/2035 (n)		174,000	121,922
Broadcom, Inc., 3.187%, 11/15/2036 (n)		12,000	8,207
Broadcom, Inc., 4.926%, 5/15/2037 (n)		130,000	107,194
NXP B.V./NXP Funding LLC/NXP USA, Inc., 3.4%, 5/01/2030		813,000	677,545
			$1,178,887
Emerging Market Quasi-Sovereign – 2.0%
CEZ A.S. (Czech Republic), 2.462%, 4/06/2027	EUR	543,000	$479,690
China Construction Bank Corp., Hong Kong Branch, 1.25%, 8/04/2025		$900,000	815,736
Emirates Development Bank PJSC, 1.639%, 6/15/2026		970,000	870,478
Export-Import Bank of India, 3.375%, 8/05/2026		600,000	554,867
Export-Import Bank of India, 3.875%, 2/01/2028		600,000	545,513
First Abu Dhabi Bank PJSC, 0.125%, 2/16/2026	EUR	600,000	520,524
First Abu Dhabi Bank PJSC, 1.625%, 4/07/2027		185,000	164,371
Huarong Finance 2017 Co. Ltd. (People's Republic of China), 4.95%, 11/07/2047		$470,000	286,700
Korea Hydro & Nuclear Power Co. Ltd., 4.25%, 7/27/2027 (n)		428,000	411,849
MDGH - GMTN RSC Ltd. (United Arab Emirates), 2.5%, 11/07/2024		398,000	379,095
MDGH - GMTN RSC Ltd. (United Arab Emirates), 2.5%, 6/03/2031		830,000	682,903
MDGH - GMTN RSC Ltd. (United Arab Emirates), 1%, 3/10/2034	EUR	500,000	356,595
Ooredoo International Finance Ltd. (State of Qatar), 2.625%, 4/08/2031		$470,000	388,220
PT Pertamina (Persero) (Republic of Indonesia), 3.65%, 7/30/2029		550,000	475,882
Qatar Petroleum, 2.25%, 7/12/2031		664,000	534,891
Qatar Petroleum, 3.125%, 7/12/2041		436,000	317,969
			$7,785,283

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – 10.7%
Dominican Republic, 4.875%, 9/23/2032		$750,000	$563,859
Hellenic Republic (Republic of Greece), 0%, 2/12/2026 (n)	EUR	1,437,000	1,236,473
Hellenic Republic (Republic of Greece), 2%, 4/22/2027 (n)		2,280,000	2,047,039
Hellenic Republic (Republic of Greece), 1.75%, 6/18/2032 (n)		1,035,000	774,606
Hellenic Republic (Republic of Greece), 1.875%, 1/24/2052 (n)		600,000	321,558
Oriental Republic of Uruguay, 4.375%, 1/23/2031		$1,309,000	1,252,127
Oriental Republic of Uruguay, 8.25%, 5/21/2031	UYU	103,512,000	2,063,280
People's Republic of China, 3.03%, 3/11/2026	CNY	97,920,000	14,114,567
People's Republic of China, 3.13%, 11/21/2029		25,990,000	3,766,019
Republic of Bulgaria , 4.625%, 9/23/2034	EUR	620,000	554,654
Republic of Cote d'Ivoire, 6.875%, 10/17/2040		600,000	367,639
Republic of Croatia, 2.875%, 4/22/2032		621,000	530,610
Republic of Croatia, 1.125%, 3/04/2033		637,000	448,165
Republic of Guatemala, 3.7%, 10/07/2033		$227,000	164,579
Republic of Hungary, 5.5%, 6/16/2034 (n)		294,000	247,944
Republic of Indonesia, 3.55%, 3/31/2032		440,000	381,501
Republic of Korea, 2.125%, 6/10/2027	KRW	1,860,000,000	1,182,321
Republic of Korea, 1.875%, 6/10/2029		8,628,190,000	5,241,380
Republic of Korea, 1.375%, 6/10/2030		5,259,400,000	3,027,052
Republic of Philippines, 3.556%, 9/29/2032		$325,000	279,455
Republic of South Africa, 5.875%, 4/20/2032		429,000	353,973
State of Qatar, 4%, 3/14/2029 (n)		462,000	442,457
State of Qatar, 4.4%, 4/16/2050		200,000	175,752
United Arab Emirates International Government, 3.25%, 10/19/2061		345,000	243,836
United Mexican States, 7.5%, 6/03/2027	MXN	26,500,000	1,204,714
United Mexican States, 2.659%, 5/24/2031		$1,246,000	955,288
United Mexican States, 3.771%, 5/24/2061		534,000	315,011
			$42,255,859
Energy - Independent – 0.3%
Energean Israel Finance Ltd., 4.875%, 3/30/2026		$325,000	$286,813
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026 (n)		1,200,000	1,003,243
			$1,290,056
Energy - Integrated – 0.5%
BP Capital Markets PLC, 3.625% to 6/22/2029, FLR (EUR Swap Rate - 5yr. + 4.12%) to 6/22/2034, FLR (EUR Swap Rate - 5yr. + 4.37%) to 6/22/2049, FLR (EUR Swap Rate - 5yr. + 5.12%) to 6/22/2170	EUR	290,000	$229,077
Cenovus Energy, Inc., 2.65%, 1/15/2032		$522,000	402,300
Eni S.p.A., 4.25%, 5/09/2029 (n)		578,000	521,029
Galp Energia SGPS S.A., 2%, 1/15/2026	EUR	500,000	456,377
MOL PLC, 1.5%, 10/08/2027		280,000	223,887
			$1,832,670
Entertainment – 0.1%
Royal Caribbean Cruises Ltd., 4.25%, 7/01/2026 (n)		$322,000	$236,697
Financial Institutions – 1.6%
Adler Group S.A., 2.25%, 4/27/2027	EUR	300,000	$146,873
Adler Group S.A., 2.25%, 1/14/2029		500,000	236,094
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.65%, 7/21/2027		$1,173,000	1,024,352
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.3%, 1/30/2032		209,000	157,182
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.85%, 10/29/2041		166,000	110,267
Atrium European Real Estate Ltd., 3.625% to 11/04/2026, FLR (EUR Swap Rate - 5yr. + 3.625%) to 11/04/2031, FLR (EUR Swap Rate - 5yr. + 4.625%) to 5/04/2170	EUR	325,000	160,284
Avolon Holdings Funding Ltd., 4.25%, 4/15/2026 (n)		$263,000	235,824
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)		266,000	237,949
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)		335,000	263,060
Crédit Logement S.A., 1.081%, 2/15/2034	EUR	700,000	516,084
CTP N.V., 0.942%, 1/20/2026		460,000	379,761

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Financial Institutions – continued
CTP N.V., 1.5%, 9/27/2031	EUR	570,000	$344,461
EXOR N.V., 0.875%, 1/19/2031		275,000	201,105
Grand City Properties S.A., 2.5% to 10/24/2023, FLR (EUR Swap Rate - 5yr. + 2.432%) to 10/24/2028, FLR (EUR Swap Rate - 5yr. + 2.682%) to 10/24/2043, FLR (EUR Swap Rate - 5yr. + 3.432%) to 10/24/2069		600,000	478,509
Logicor Financing S.à r.l., 1.625%, 1/17/2030		480,000	353,589
Logicor Financing S.à r.l., 0.875%, 1/14/2031		200,000	130,363
P3 Group S.à r.l., 0.875%, 1/26/2026		610,000	499,765
Samhallsbyggnadsbolaget i Norden AB, 1.75%, 1/14/2025		670,000	543,903
VGP N.V., 1.5%, 4/08/2029		300,000	202,204
Vonovia SE, REIT, 2.375%, 3/25/2032		100,000	77,275
Vonovia SE, REIT, 1.625%, 9/01/2051		400,000	182,980
			$6,481,884
Food & Beverages – 0.8%
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038		$206,000	$175,893
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049		314,000	295,314
Bacardi Ltd., 5.15%, 5/15/2038 (n)		335,000	288,115
Constellation Brands, Inc., 3.15%, 8/01/2029		776,000	666,621
Constellation Brands, Inc., 2.25%, 8/01/2031		478,000	367,189
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3%, 2/02/2029 (n)		341,000	278,998
Kraft Heinz Foods Co., 3.875%, 5/15/2027		586,000	547,664
PT Indofood CBP Sukses Makmur Tbk, 3.398%, 6/09/2031		950,000	707,805
			$3,327,599
Gaming & Lodging – 0.6%
Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032 (n)		$450,000	$344,655
InterContinental Hotels Group PLC, 3.375%, 10/08/2028	GBP	410,000	361,480
Las Vegas Sands Corp., 3.9%, 8/08/2029		$550,000	454,728
Marriott International, Inc., 2.85%, 4/15/2031		499,000	391,796
VICI Properties LP, REIT, 4.95%, 2/15/2030		831,000	750,987
			$2,303,646
Industrial – 0.2%
CPI Property Group S.A., 3.75% to 7/27/2028, FLR (EUR Swap Rate - 5yr. + 4.338%) to 7/27/2033, FLR (EUR Swap Rate - 5yr. + 4.588%) to 7/27/2048, FLR (EUR Swap Rate - 5yr. + 5.338%) to 1/27/2170	EUR	510,000	$288,487
Investor AB, 2.75%, 6/10/2032		135,000	119,595
Trustees of the University of Pennsylvania, 2.396%, 10/01/2050		$409,000	258,126
			$666,208
Insurance – 0.4%
AIA Group Ltd., 0.88% to 9/09/2028, FLR (EUR Swap Rate - 5yr. + 1.1%) to 9/09/2033	EUR	520,000	$391,729
Argentum Netherlands B.V., 5.125%, 6/01/2048		$360,000	316,980
Argentum Zurich Insurance, 2.75% to 2/19/2029, FLR (EURIBOR - 3mo. + 3.2%) to 2/19/2049	EUR	470,000	388,841
Aviva PLC, 4% to 6/03/2035, FLR (GBP Government Yield - 5yr. + 4.7%) to 6/03/2055	GBP	475,000	351,835
Corebridge Financial, Inc., 4.35%, 4/05/2042 (n)		$127,000	97,709
Credit Agricole Assurances S.A., 2%, 7/17/2030	EUR	200,000	151,110
			$1,698,204
Insurance - Health – 0.1%
UnitedHealth Group, Inc., 4.625%, 7/15/2035		$591,000	$543,740
Insurance - Property & Casualty – 0.3%
Aon Corp./Aon Global Holdings PLC, 2.6%, 12/02/2031		$130,000	$101,644
Berkshire Hathaway, Inc., 0.5%, 1/15/2041	EUR	430,000	225,622
Hiscox Ltd., 6%, 9/22/2027	GBP	390,000	406,459
Marsh & McLennan Cos., Inc., 2.25%, 11/15/2030		$340,000	269,778
QBE Insurance Group Ltd., 2.5% to 9/13/2028, FLR (GBP Government Yield - 5yr. + 2.061%) to 9/13/2038	GBP	408,000	319,208
			$1,322,711

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
International Market Quasi-Sovereign – 1.0%
Aeroports de Paris, 2.75%, 4/02/2030	EUR	400,000	$359,230
Airport Authority Hong Kong, 3.25%, 1/12/2052 (n)		$453,000	327,262
Electricite de France S.A., 2.625% to 6/01/2028, FLR (EUR Swap Rate - 5yr. + 2.86%) to 6/01/2033, FLR (EUR Swap Rate - 5yr. + 3.11%) to 6/01/2048, FLR (EUR Swap Rate - 5yr. + 3.86%) to 12/29/2049	EUR	400,000	274,735
Electricite de France S.A., 2.875% to 3/15/2027, FLR (EUR Swap Rate - 5yr. + 3.373%) to 3/15/2031, FLR (EUR Swap Rate - 5yr. + 3.623%) to 3/15/2047, FLR (EUR Swap Rate - 5yr. + 4.373%) to 3/15/2070		600,000	447,609
ESB Finance DAC, 1%, 7/19/2034		510,000	358,445
Islandsbanki, 0.75%, 3/25/2025		430,000	374,966
KFW German Government Development Bank, 1.125%, 3/31/2037		1,360,000	1,041,103
La Poste S.A., 3.125%, 3/14/2033		400,000	368,595
Ontario Teachers' Cadillac Fairview Properties, 2.5%, 10/15/2031 (n)		$517,000	404,220
RTE Reseau de Transport d'Electricite, 0.75%, 1/12/2034	EUR	200,000	138,705
			$4,094,870
International Market Sovereign – 10.6%
Commonwealth of Australia, 3.25%, 6/21/2039	AUD	3,642,000	$2,088,207
Government of Bermuda, 2.375%, 8/20/2030 (n)		$220,000	175,008
Government of Bermuda, 5%, 7/15/2032 (n)		716,000	679,841
Government of France, 0.75%, 5/25/2053	EUR	1,900,000	1,032,103
Government of Japan, 1.7%, 3/20/2032	JPY	350,250,000	2,739,491
Government of Japan, 1.7%, 6/20/2033		233,000,000	1,831,464
Government of Japan, 2.3%, 3/20/2040		188,600,000	1,597,959
Government of Japan, 1.7%, 6/20/2044		814,850,000	6,286,388
Government of Japan, 0.3%, 6/20/2046		309,450,000	1,751,034
Government of New Zealand, 0.25%, 5/15/2028	NZD	14,009,000	6,295,473
Government of New Zealand, 1.5%, 5/15/2031		7,088,000	3,181,373
Kingdom of Belgium, 0.4%, 6/22/2040	EUR	2,550,000	1,585,737
Kingdom of Spain, 1.25%, 10/31/2030		1,715,000	1,469,397
Kingdom of Spain, 2.55%, 10/31/2032		3,801,000	3,489,129
Republic of Cyprus, 0%, 2/09/2026		879,000	784,320
Republic of Cyprus, 0.625%, 1/21/2030		1,061,000	817,974
Republic of Cyprus, 0.95%, 1/20/2032		721,000	535,307
Republic of Iceland, 5%, 11/15/2028	ISK	238,700,000	1,576,157
United Kingdom Treasury, 1.25%, 7/22/2027	GBP	2,442,000	2,358,222
United Kingdom Treasury, 1.75%, 9/07/2037		2,112,000	1,729,069
			$42,003,653
Local Authorities – 0.5%
Oslo kommune, 2.17%, 5/18/2029	NOK	7,000,000	$567,104
Province of Alberta, 4.5%, 12/01/2040	CAD	665,000	496,544
Province of British Columbia, 2.95%, 6/18/2050		300,000	175,865
Province of Ontario, 1.9%, 12/02/2051		2,031,000	920,511
			$2,160,024
Machinery & Tools – 0.2%
CNH Industrial Capital LLC, 1.875%, 1/15/2026		$611,000	$544,046
Sarens Finance Co. N.V., 5.75%, 2/21/2027	EUR	640,000	423,382
			$967,428
Major Banks – 2.9%
Australia and New Zealand Banking Group Ltd., 2.57% to 11/25/2030, FLR (CMT - 5yr. + 1.7%) to 11/25/2035 (n)		$528,000	$383,298
Banco BPM S.p.A., 6%, 9/13/2026	EUR	480,000	465,705
Banco de Sabadell S.A., 5% to 11/19/2027, FLR (EUR Swap Rate - 5yr. + 5.171%) to 2/19/2170		200,000	134,267
Bank of America Corp., 0.694% to 3/22/2030, FLR (EURIBOR - 3mo. + 0.79%) to 3/22/2031		350,000	260,998
Bank of America Corp., 2.687% to 4/22/2031, FLR (SOFR - 1 day + 1.32%) to 4/22/2032		$1,209,000	943,908
Bank of Ireland Group Public Ltd. Co., 7.594% to 6/12/2027, FLR (GBP Swap Rate - 5yr. + 4.7%) to 12/06/2032	GBP	300,000	307,949
BNP Paribas S.A., 2.1%, 4/07/2032	EUR	300,000	233,315
BPER Banca S.p.A., 8.625% to 1/20/2028, FLR (EUR Swap Rate - 5yr. + 6.206%) to 1/20/2033		330,000	319,778
Commonwealth Bank of Australia, 2.688%, 3/11/2031 (n)		$735,000	551,776

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Goldman Sachs Group, Inc., 2.383% to 7/21/2031, FLR (SOFR - 1 day + 1.248%) to 7/21/2032		$1,050,000	$791,685
Goldman Sachs Group, Inc., 3.436% to 2/24/2042, FLR (SOFR - 1 day + 1.632%) to 2/24/2043		503,000	348,300
HSBC Holdings PLC, 2.099% to 6/04/2025, FLR (SOFR - 1 day + 1.929%) to 6/04/2026		726,000	650,111
JPMorgan Chase & Co., 1.953% to 2/04/2031, FLR (SOFR - 1 day + 1.065%) to 2/04/2032		382,000	282,577
JPMorgan Chase & Co., 3.109% to 4/22/2050, FLR (SOFR + 2.44%) to 4/22/2051		669,000	422,355
Mitsubishi UFJ Financial Group, Inc., 2.494% to 10/13/2031, FLR (CMT - 1yr. + 0.97%) to 10/13/2032		271,000	205,224
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR - 1 day + 3.12%) to 4/01/2031		675,000	583,355
Nationwide Building Society, 0.25%, 9/14/2028	EUR	500,000	387,335
NatWest Group PLC, 3.619% to 3/29/2028, FLR (GBP Swap Rate - 5yr. + 2.1%) to 3/29/2029	GBP	220,000	199,324
NatWest Group PLC, 5.125% to 11/12/2027, FLR (GBP Government Yield - 5yr. + 4.985%) to 12/31/2068		580,000	483,983
Standard Chartered PLC, 0.8% to 11/17/2028, FLR (EUR Swap Rate - 1yr. + 0.85%) to 11/17/2029	EUR	340,000	257,253
Toronto Dominion Bank, 4.108%, 6/08/2027		$801,000	755,231
UBS Group AG, 2.746% to 2/11/2032, FLR (CMT - 1yr. + 1.1%) to 2/11/2033 (n)		900,000	668,637
Unicaja Banco S.A., 1% to 12/01/2025, FLR (EUR ICE Swap Rate - 1yr. + 1.15%) to 12/01/2026	EUR	500,000	426,126
UniCredit S.p.A., 0.925% to 1/28/2027, FLR (EURIBOR - 3mo. + 0.85%) to 1/18/2028		480,000	391,869
Wells Fargo & Co., 2.125%, 9/24/2031	GBP	570,000	443,079
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033		$629,000	510,099
			$11,407,537
Medical & Health Technology & Services – 0.7%
Alcon Finance B.V., 2.375%, 5/31/2028	EUR	240,000	$214,785
Alcon, Inc., 3.8%, 9/23/2049 (n)		$626,000	448,111
Becton, Dickinson and Co., 4.298%, 8/22/2032		186,000	169,696
HCA, Inc., 5.25%, 6/15/2026		470,000	454,178
HCA, Inc., 5.125%, 6/15/2039		195,000	163,639
New York Society for the Relief of the Ruptured & Crippled, 2.667%, 10/01/2050		650,000	409,246
ProMedica Toledo Hospital, “B”, 6.015%, 11/15/2048		309,000	292,760
Thermo Fisher Scientific (Finance I) Co., 2%, 10/18/2051	EUR	360,000	221,788
Thermo Fisher Scientific, Inc., 1.75%, 10/15/2028		$409,000	342,082
			$2,716,285
Metals & Mining – 0.2%
Anglo American Capital PLC, 5.625%, 4/01/2030 (n)		$326,000	$308,427
Anglo American Capital PLC, 4.75%, 9/21/2032	EUR	220,000	207,851
Glencore Funding LLC, 2.85%, 4/27/2031 (n)		$590,000	456,481
			$972,759
Midstream – 0.7%
Enbridge, Inc., 5.375%, 9/27/2077	CAD	680,000	$451,093
Galaxy Pipeline Assets Bidco Ltd., 2.16%, 3/31/2034 (n)		$506,736	416,128
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/2029		1,023,000	852,149
Sabine Pass Liquefaction LLC, 5%, 3/15/2027		356,000	341,540
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030		335,000	305,175
Targa Resources Corp., 4.2%, 2/01/2033		56,000	46,637
Targa Resources Corp., 4.95%, 4/15/2052		341,000	262,366
			$2,675,088
Mortgage-Backed – 4.7%
Fannie Mae, 4.5%, 7/01/2023 - 2/01/2046		$2,715,877	$2,645,428
Fannie Mae, 5%, 3/01/2036 - 8/01/2040		877,555	880,512
Fannie Mae, 5.5%, 11/01/2036 - 4/01/2037		74,298	76,653
Fannie Mae, 6%, 9/01/2037 - 6/01/2038		117,404	122,940
Fannie Mae, 4%, 11/01/2040 - 12/01/2040		622,266	590,222
Fannie Mae, 3.5%, 5/01/2043 - 12/01/2046		1,424,285	1,301,336
Fannie Mae, UMBS, 2.5%, 6/01/2050 - 1/01/2052		724,815	612,925
Fannie Mae, UMBS, 2%, 1/01/2051 - 4/01/2052		734,431	597,896
Fannie Mae, UMBS, 3%, 12/01/2051		232,039	203,461
Fannie Mae, UMBS, 3.5%, 6/01/2052		40,772	37,016
Freddie Mac, 4%, 7/01/2025		23,318	22,573

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 1.48%, 3/25/2027 (i)		$809,000	$42,028
Freddie Mac, 3.286%, 11/25/2027		1,303,000	1,228,450
Freddie Mac, 3.9%, 4/25/2028		400,000	387,253
Freddie Mac, 1.916%, 4/25/2030 (i)		1,420,926	153,658
Freddie Mac, 1.985%, 4/25/2030 (i)		1,365,340	153,323
Freddie Mac, 1.766%, 5/25/2030 (i)		1,747,943	177,742
Freddie Mac, 1.905%, 5/25/2030 (i)		3,920,368	428,880
Freddie Mac, 1.436%, 6/25/2030 (i)		1,615,349	135,319
Freddie Mac, 1.703%, 8/25/2030 (i)		1,436,842	143,581
Freddie Mac, 1.262%, 9/25/2030 (i)		905,456	67,712
Freddie Mac, 1.172%, 11/25/2030 (i)		1,823,916	128,182
Freddie Mac, 0.421%, 1/25/2031 (i)		6,723,168	139,450
Freddie Mac, 0.612%, 3/25/2031 (i)		8,142,638	271,860
Freddie Mac, 1.039%, 7/25/2031 (i)		1,499,257	98,644
Freddie Mac, 0.632%, 9/25/2031 (i)		6,201,367	224,973
Freddie Mac, 0.955%, 9/25/2031 (i)		1,902,494	114,703
Freddie Mac, 0.664%, 12/25/2031 (i)		1,517,361	61,883
Freddie Mac, 3%, 6/25/2032		460,429	405,357
Freddie Mac, 5.5%, 5/01/2034 - 7/01/2037		17,501	17,948
Freddie Mac, 5%, 10/01/2036 - 7/01/2041		258,447	260,934
Freddie Mac, 4.5%, 12/01/2039 - 5/01/2042		508,531	498,824
Freddie Mac, UMBS, 3.5%, 1/01/2047 - 11/01/2049		788,025	718,270
Freddie Mac, UMBS, 3%, 6/01/2050 - 6/01/2052		522,813	456,394
Freddie Mac, UMBS, 2.5%, 10/01/2051 - 9/01/2052		1,753,727	1,475,980
Freddie Mac, UMBS, 2%, 1/01/2052 - 3/01/2052		98,323	79,731
Freddie Mac, UMBS, 4%, 5/01/2052		49,108	45,719
Ginnie Mae, 5%, 5/15/2040 - 9/20/2052		107,122	106,029
Ginnie Mae, 3.5%, 6/20/2043		462,909	429,080
Ginnie Mae, 2.5%, 8/20/2051 - 5/20/2052		828,587	714,338
Ginnie Mae, 2%, 1/20/2052		385,395	322,195
Ginnie Mae, 3%, 2/20/2052 - 6/20/2052		249,023	220,511
Ginnie Mae, 4%, 9/20/2052		149,968	140,217
Ginnie Mae, 4.5%, 9/20/2052		525,000	503,149
Ginnie Mae, TBA, 3%, 10/20/2052		200,000	176,727
Ginnie Mae, TBA, 4%, 10/20/2052		325,000	303,481
Ginnie Mae, TBA, 4.5%, 10/20/2052		50,000	47,857
Ginnie Mae, TBA, 5%, 10/20/2052		100,000	97,868
UMBS, TBA, 2%, 10/13/2052		250,000	202,363
UMBS, TBA, 2.5%, 10/13/2052		125,000	104,851
UMBS, TBA, 5.5%, 10/13/2052 - 11/25/2052		175,000	173,824
UMBS, TBA, 4%, 11/25/2052		125,000	115,869
			$18,666,119
Municipals – 0.7%
Iowa Student Loan Liquidity Corp. Rev., Taxable, “A”, 5.08%, 12/01/2039		$475,000	$437,782
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 4.949%, 7/01/2038		685,000	653,060
Massachusetts Educational Financing Authority, Education Loan Subordinate Rev., Taxable, “A”, 2.641%, 7/01/2037		695,000	613,062
Michigan Finance Authority Hospital Rev., Taxable (Trinity Health Credit Group), 3.384%, 12/01/2040		480,000	382,234
Minnesota Housing Finance Agency, Residential Housing, Taxable, “G”, 4.337%, 1/01/2047		455,000	439,388
Oklahoma Development Finance Authority, Health System Rev., Taxable (OU Medicine Project), “C”, 5.45%, 8/15/2028		275,000	237,603
			$2,763,129
Natural Gas - Pipeline – 0.2%
APT Pipelines Ltd., 0.75%, 3/15/2029	EUR	440,000	$336,191
APT Pipelines Ltd., 2.5%, 3/15/2036	GBP	470,000	312,348
			$648,539

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Network & Telecom – 0.3%
AT&T, Inc., 3.5%, 9/15/2053		$229,000	$152,592
Verizon Communications, Inc., 2.1%, 3/22/2028		291,000	245,666
Verizon Communications, Inc., 2.55%, 3/21/2031		876,000	699,423
			$1,097,681
Oils – 0.3%
Neste Oyj, 0.75%, 3/25/2028	EUR	700,000	$578,477
Puma International Financing S.A., 5%, 1/24/2026		$475,000	417,828
			$996,305
Other Banks & Diversified Financials – 1.6%
Alpha Bank, 4.25%, 2/13/2030	EUR	590,000	$475,073
Arion Banki HF, 4.875%, 12/21/2024		620,000	592,273
Bank Hapoalim B.M., 3.255% to 1/21/2027, FLR (CMT - 5yr. + 2.155%) to 1/21/2032 (n)		$397,000	329,493
Bank of Cyprus PCL, 2.5% to 6/24/2026, FLR (EUR Swap Rate - 5yr. + 2.785%) to 6/24/2027	EUR	670,000	521,695
Banque Federative du Credit Mutuel, 3.625%, 9/14/2032		300,000	279,341
Banque Federative du Credit Mutuel S.A., 1.125%, 11/19/2031		400,000	270,063
Belfius Bank S.A., 3.625% to 4/16/2025, FLR (EUR Swap Rate - 5yr. + 2.938%) to 4/16/2068		400,000	273,434
Caixabank S.A., 3.625% to 3/14/2029, FLR (EUR Swap Rate - 5yr. + 3.857%) to 12/14/2170		600,000	371,194
CaixaBank S.A., 3.75%, 9/07/2029		300,000	280,897
Commerzbank AG, 4.625% to 3/21/2027, FLR (EURIBOR - 3mo. + 2.2%) to 3/21/2027		300,000	284,875
Deutsche Bank AG, 3.25% to 5/24/2027, FLR (EURIBOR - 3mo. + 1.93%) to 5/24/2028		100,000	88,260
Deutsche Bank AG, 5% to 9/05/2029, FLR (EURIBOR - 3mo. + 2.95%) to 9/05/2030		200,000	183,783
Deutsche Bank AG, 4.5% to 4/30/2027, FLR (EUR Swap Rate - 5yr. + 4.552%) to 4/30/2170		600,000	403,356
Groupe BPCE S.A., 4.5%, 3/15/2025 (n)		$584,000	554,488
Intesa Sanpaolo S.p.A., 2.625%, 3/11/2036	GBP	690,000	438,518
Macquarie Group Ltd., 4.08%, 5/31/2029		540,000	496,449
Virgin Money UK PLC, 5.125% to 12/11/2025, FLR (GBP Government Yield - 5yr. + 5.25%) to 12/11/2030		335,000	331,688
			$6,174,880
Pollution Control – 0.1%
Waste Connections, Inc., 4.2%, 1/15/2033		$229,000	$207,465
Printing & Publishing – 0.2%
Informa PLC, 3.125%, 7/05/2026	GBP	242,000	$232,530
Informa PLC, 1.25%, 4/22/2028	EUR	480,000	372,655
			$605,185
Railroad & Shipping – 0.3%
Canadian Pacific Railway Co., 2.45%, 12/02/2031		$487,000	$389,558
Wabtec Transportation Netherlands B.V., 1.25%, 12/03/2027	EUR	1,125,000	887,017
			$1,276,575
Real Estate - Office – 0.2%
Corporate Office Property LP, REIT, 2.25%, 3/15/2026		$356,000	$312,021
Corporate Office Property LP, REIT, 2%, 1/15/2029		237,000	178,398
Corporate Office Property LP, REIT, 2.75%, 4/15/2031		490,000	360,238
			$850,657
Real Estate - Other – 0.3%
EPR Properties, REIT, 3.6%, 11/15/2031		$405,000	$289,356
Lexington Realty Trust Co., 2.7%, 9/15/2030		466,000	358,510
W.P. Carey, Inc., REIT, 2.4%, 2/01/2031		681,000	522,673
			$1,170,539
Real Estate - Retail – 0.5%
Brixmor Operating Partnership LP, REIT, 4.05%, 7/01/2030		$445,000	$374,887
Hammerson Ireland Finance DAC, 1.75%, 6/03/2027	EUR	337,000	239,155
Regency Centers Corp., 3.7%, 6/15/2030		$165,000	141,913

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Real Estate - Retail – continued
STORE Capital Corp., REIT, 2.75%, 11/18/2030		$786,000	$692,905
Unibail-Rodamco-Westfield SE, REIT, 2.125% to 10/25/2023, FLR (EUR Swap Rate - 5yr. + 1.675%) to 10/25/2028, FLR (EUR Swap Rate - 5yr. + 1.925%) to 10/25/2043, FLR (EUR Swap Rate - 5yr. + 2.675%) to 10/25/2070	EUR	400,000	340,164
			$1,789,024
Retailers – 0.3%
AutoZone, Inc., 4.75%, 8/01/2032		$240,000	$225,092
Home Depot, Inc., 4.875%, 2/15/2044		453,000	412,980
MercadoLibre, Inc., 3.125%, 1/14/2031		683,000	495,175
			$1,133,247
Specialty Chemicals – 0.1%
International Flavors & Fragrances, Inc., 1.832%, 10/15/2027 (n)		$399,000	$326,829
Specialty Stores – 0.1%
DICK'S Sporting Goods, 3.15%, 1/15/2032		$551,000	$419,684
Supermarkets – 0.1%
Iceland Bondco PLC, 4.375%, 5/15/2028	GBP	710,000	$511,324
Supranational – 0.4%
Corporacion Andina de Fomento, 1.625%, 9/23/2025		$530,000	$480,694
International Bank for Reconstruction and Development, 4.25%, 6/24/2025	AUD	465,000	297,293
West African Development Bank, 4.7%, 10/22/2031		$525,000	423,150
West African Development Bank, 2.75%, 1/22/2033	EUR	680,000	486,497
			$1,687,634
Telecommunications - Wireless – 0.5%
Crown Castle, Inc., REIT, 3.7%, 6/15/2026		$275,000	$258,287
Millicom International Cellular S.A., 4.5%, 4/27/2031 (n)		400,000	285,176
Rogers Communications, Inc., 3.8%, 3/15/2032 (n)		413,000	357,184
Rogers Communications, Inc., 3.7%, 11/15/2049		316,000	216,117
T-Mobile USA, Inc., 3.875%, 4/15/2030		817,000	724,692
Vodafone Group PLC, 3.375%, 8/08/2049	GBP	490,000	341,581
			$2,183,037
Telephone Services – 0.1%
TELUS Corp., 2.85%, 11/13/2031	CAD	1,000,000	$594,469
Tobacco – 0.1%
B.A.T. Capital Corp., 2.125%, 8/15/2025	GBP	500,000	$481,046
Transportation - Services – 0.4%
ERAC USA Finance LLC, 7%, 10/15/2037 (n)		$494,000	$515,706
Holding d'Infrastructures de Transport, 1.475%, 1/18/2031	EUR	600,000	443,318
Transurban Finance Co., 1.45%, 5/16/2029		350,000	280,897
Triton International Ltd., 3.15%, 6/15/2031 (n)		$440,000	322,257
			$1,562,178
U.S. Government Agencies and Equivalents – 0.1%
Small Business Administration, 5.31%, 5/01/2027		$13,948	$13,755
Small Business Administration, 2.22%, 3/01/2033		473,080	425,359
			$439,114

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – 1.8%
U.S. Treasury Bill, 0%, 8/10/2023		$1,350,000	$1,306,919
U.S. Treasury Bonds, 1.125%, 8/15/2040 (f)		6,769,000	4,193,078
U.S. Treasury Bonds, 2.375%, 11/15/2049		1,974,000	1,486,514
			$6,986,511
Utilities - Electric Power – 2.2%
American Transmission Systems, Inc., 2.65%, 1/15/2032 (n)		$104,000	$81,643
AusNet Services Holdings Pty Ltd., 0.625%, 8/25/2030	EUR	660,000	485,042
Bruce Power LP, 2.68%, 12/21/2028	CAD	915,000	583,425
Enel Americas S.A., 4%, 10/25/2026		$1,891,000	1,784,158
Enel Finance International N.V., 2.25%, 7/12/2031 (n)		830,000	576,046
Enel Finance International N.V., 0.875%, 9/28/2034	EUR	390,000	239,922
Enel Finance International N.V., 4.75%, 5/25/2047 (n)		$543,000	397,486
Enel S.p.A., 2.25% to 3/10/2027, FLR (EUR Swap Rate - 5yr. + 2.679%) to 3/10/2032, FLR (EUR Swap Rate - 5yr. + 2.929%) to 3/10/2047, FLR (EUR Swap Rate - 5yr. + 3.679%) to 3/10/2070	EUR	325,000	256,405
Enel S.p.A., 8.75% to 9/24/2023, FLR (Swap Rate - 5yr. + 5.88%) to 9/24/2043, FLR (Swap Rate - 5yr. + 6.63%) to 9/24/2073 (n)		$638,000	636,405
Enel S.p.A., 1.875% to 9/08/2030, FLR (EUR Swap Rate - 5yr. + 2.011%) to 9/08/2035, FLR (EUR Swap Rate - 5yr. + 2.261%) to 9/08/2050, FLR (EUR Swap Rate - 5yr. + 3.011%) to 3/08/2170	EUR	385,000	247,404
ENGIE Energía Chile S.A., 4.5%, 1/29/2025 (n)		$1,180,000	1,126,357
Evergy, Inc., 2.9%, 9/15/2029		527,000	435,375
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)		427,000	338,790
Pacific Gas & Electric Co., 4.95%, 7/01/2050		384,000	281,060
Southern California Edison Co., 3.65%, 2/01/2050		252,000	172,453
Virginia Electric & Power Co., 3.5%, 3/15/2027		330,000	309,209
Virginia Electric & Power Co., 2.875%, 7/15/2029		581,000	503,602
Xcel Energy, Inc., 4.6%, 6/01/2032		184,000	170,532
			$8,625,314
Total Bonds			$238,693,222
Common Stocks – 32.6%
Aerospace & Defense – 1.2%
General Dynamics Corp.		6,777	$1,437,876
Honeywell International, Inc. (f)		6,514	1,087,643
Huntington Ingalls Industries, Inc.		1,514	335,351
L3Harris Technologies, Inc.		3,454	717,845
Lockheed Martin Corp. (f)		1,149	443,847
Northrop Grumman Corp.		1,304	613,297
Thales S.A.		1,231	135,779
			$4,771,638
Alcoholic Beverages – 0.5%
Diageo PLC		18,405	$771,459
Heineken N.V.		5,870	514,602
Kirin Holdings Co. Ltd.		16,000	246,419
Pernod Ricard S.A.		3,265	596,787
			$2,129,267
Apparel Manufacturers – 0.3%
Adidas AG		1,885	$218,756
Compagnie Financiere Richemont S.A.		9,807	920,223
LVMH Moet Hennessy Louis Vuitton SE		442	259,823
			$1,398,802
Automotive – 0.9%
Aptiv PLC (a)		8,850	$692,159
Lear Corp.		5,717	684,268
LKQ Corp. (f)		21,355	1,006,888

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Automotive – continued
Magna International, Inc.	9,879	$468,651
Mercedes-Benz Group AG	3,248	166,095
Stellantis N.V.	19,427	229,408
Toyota Motor Corp.	15,200	197,856
		$3,445,325
Biotechnology – 0.2%
Biogen, Inc. (a)	841	$224,547
Gilead Sciences, Inc.	7,981	492,348
		$716,895
Broadcasting – 0.1%
Omnicom Group, Inc.	6,772	$427,245
Brokerage & Asset Managers – 0.9%
Cboe Global Markets, Inc.	6,461	$758,327
Charles Schwab Corp. (f)	26,101	1,875,879
NASDAQ, Inc.	15,363	870,775
		$3,504,981
Business Services – 1.5%
Accenture PLC, “A”	3,408	$876,878
Amdocs Ltd.	9,041	718,307
Cap Gemini S.A.	1,760	281,267
CGI, Inc. (a)	13,366	1,006,212
Cognizant Technology Solutions Corp., “A”	2,136	122,692
Equifax, Inc.	2,247	385,203
Experian PLC	19,780	579,894
Fidelity National Information Services, Inc.	7,606	574,785
Fiserv, Inc. (a)(f)	7,801	729,940
Secom Co. Ltd.	10,800	613,632
		$5,888,810
Cable TV – 0.4%
Comcast Corp., “A” (f)	50,510	$1,481,458
Chemicals – 0.3%
Nutrien Ltd.	1,804	$150,448
PPG Industries, Inc.	9,732	1,077,235
		$1,227,683
Computer Software – 0.4%
Microsoft Corp. (f)	7,420	$1,728,118
Computer Software - Systems – 1.1%
Amadeus IT Group S.A. (a)	13,159	$609,116
Fujitsu Ltd.	7,200	776,466
Hitachi Ltd.	27,800	1,177,115
Hon Hai Precision Industry Co. Ltd.	138,000	440,561
Lenovo Group Ltd.	328,000	225,330
Samsung Electronics Co. Ltd.	26,330	967,452
		$4,196,040
Construction – 0.6%
Anhui Conch Cement Co. Ltd.	75,500	$237,963
Masco Corp.	21,107	985,486
Stanley Black & Decker, Inc.	7,497	563,849
Techtronic Industries Co. Ltd.	17,000	160,607

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – continued
Vulcan Materials Co.	3,717	$586,208
		$2,534,113
Consumer Products – 0.8%
Colgate-Palmolive Co. (f)	13,495	$948,024
Kimberly-Clark Corp. (f)	10,540	1,186,172
Reckitt Benckiser Group PLC	13,593	898,380
		$3,032,576
Electrical Equipment – 0.7%
Johnson Controls International PLC	21,692	$1,067,680
Legrand S.A.	6,983	451,164
Schneider Electric SE	11,896	1,334,623
		$2,853,467
Electronics – 1.3%
Intel Corp.	19,459	$501,459
Kyocera Corp.	13,100	662,187
NXP Semiconductors N.V.	5,694	839,922
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	14,122	968,204
Texas Instruments, Inc. (f)	14,126	2,186,422
		$5,158,194
Energy - Independent – 0.7%
ConocoPhillips (f)	18,612	$1,904,752
Hess Corp. (f)	9,426	1,027,340
		$2,932,092
Energy - Integrated – 0.5%
China Petroleum & Chemical Corp.	1,788,000	$762,008
Eni S.p.A.	83,005	881,820
LUKOIL PJSC (u)	1,414	0
Suncor Energy, Inc.	18,113	510,078
		$2,153,906
Food & Beverages – 1.4%
Archer Daniels Midland Co.	6,417	$516,248
Coca-Cola FEMSA S.A.B. de C.V.	3,104	181,243
Danone S.A.	17,624	830,388
General Mills, Inc. (f)	23,240	1,780,416
J.M. Smucker Co.	8,372	1,150,397
Nestle S.A.	10,051	1,088,318
		$5,547,010
Food & Drug Stores – 0.5%
Albertsons Cos., Inc., “A”	14,350	$356,741
BIM Birlesik Magazalar A.S.	81,951	511,454
Tesco PLC	531,998	1,218,126
		$2,086,321
Forest & Paper Products – 0.0%
Weyerhaeuser Co., REIT	6,918	$197,578
General Merchandise – 0.0%
Dollar Tree, Inc. (a)	1,096	$149,166
Health Maintenance Organizations – 0.5%
Cigna Corp. (f)	6,532	$1,812,434

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – 2.3%
Aon PLC (s)	7,963	$2,133,049
Chubb Ltd.	7,799	1,418,482
Equitable Holdings, Inc.	27,426	722,675
Everest Re Group Ltd.	1,000	262,440
Hartford Financial Services Group, Inc.	6,187	383,223
Manulife Financial Corp.	75,309	1,181,959
MetLife, Inc.	10,920	663,718
Samsung Fire & Marine Insurance Co. Ltd.	3,035	389,301
Travelers Cos., Inc.	2,356	360,939
Willis Towers Watson PLC	5,330	1,071,010
Zurich Insurance Group AG	1,101	437,674
		$9,024,470
Internet – 0.2%
Alphabet, Inc., “A” (a)	8,271	$791,121
Leisure & Toys – 0.1%
Brunswick Corp.	2,763	$180,838
Nintendo Co. Ltd.	5,000	202,239
Polaris, Inc.	1,854	177,335
		$560,412
Machinery & Tools – 1.1%
Eaton Corp. PLC	9,063	$1,208,642
GEA Group AG	4,532	148,082
Ingersoll Rand, Inc.	23,974	1,037,115
Kubota Corp.	44,000	609,245
PACCAR, Inc.	2,452	205,208
Regal Rexnord Corp.	7,600	1,066,736
		$4,275,028
Major Banks – 3.2%
ABN AMRO Group N.V., GDR	23,553	$211,114
Bank of America Corp.	45,514	1,374,523
BNP Paribas	43,762	1,847,516
DBS Group Holdings Ltd.	65,800	1,521,294
Erste Group Bank AG	7,640	167,309
Goldman Sachs Group, Inc.	5,516	1,616,464
JPMorgan Chase & Co.	16,264	1,699,588
Mitsubishi UFJ Financial Group, Inc.	173,700	783,287
National Australia Bank Ltd.	9,272	170,013
NatWest Group PLC	423,505	1,056,916
Regions Financial Corp.	15,048	302,013
UBS Group AG	125,073	1,806,801
		$12,556,838
Medical & Health Technology & Services – 0.4%
ICON PLC (a)	1,614	$296,621
McKesson Corp.	3,034	1,031,166
Quest Diagnostics, Inc.	1,312	160,969
		$1,488,756
Medical Equipment – 1.0%
Becton, Dickinson and Co.	3,791	$844,748
Boston Scientific Corp. (a)(s)	22,594	875,066
Danaher Corp. (f)	1,571	405,774
Medtronic PLC	12,645	1,021,084
Thermo Fisher Scientific, Inc. (f)	1,334	676,591
		$3,823,263

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Metals & Mining – 0.8%
Fortescue Metals Group Ltd.	17,248	$184,854
Glencore PLC	118,277	624,566
Rio Tinto PLC	31,466	1,704,309
Vale S.A.	40,600	542,201
		$3,055,930
Other Banks & Diversified Financials – 0.8%
China Construction Bank Corp.	654,000	$376,354
Julius Baer Group Ltd.	9,790	425,996
Northern Trust Corp.	6,615	565,979
Sberbank of Russia PJSC (a)(u)	137,348	0
SLM Corp.	23,267	325,505
Tisco Financial Group PCL	71,100	174,828
Truist Financial Corp.	28,175	1,226,740
		$3,095,402
Pharmaceuticals – 3.4%
Bayer AG	31,722	$1,463,904
Johnson & Johnson (f)	23,641	3,861,994
Merck & Co., Inc.	39,134	3,370,220
Organon & Co. (f)	35,327	826,652
Roche Holding AG	12,173	3,969,117
Santen Pharmaceutical Co. Ltd.	13,100	87,791
		$13,579,678
Printing & Publishing – 0.4%
RELX PLC	17,568	$426,185
Wolters Kluwer N.V.	10,254	998,340
		$1,424,525
Railroad & Shipping – 0.6%
A.P. Moller-Maersk A/S	63	$114,121
Canadian Pacific Railway Ltd.	14,094	940,824
Nippon Yusen KK (l)	17,400	296,592
Orient Overseas International Ltd.	7,500	130,804
Union Pacific Corp.	4,184	815,127
		$2,297,468
Real Estate – 0.2%
Extra Space Storage, Inc., REIT	2,373	$409,841
National Retail Properties, Inc., REIT	5,790	230,789
Phillips Edison & Co., REIT	3,792	106,366
		$746,996
Restaurants – 0.2%
Texas Roadhouse, Inc.	2,203	$192,234
Yum China Holdings, Inc.	12,410	587,365
		$779,599
Specialty Chemicals – 0.3%
Akzo Nobel N.V.	7,353	$414,681
Axalta Coating Systems Ltd. (a)	17,669	372,109
Chemours Co.	4,964	122,363
Univar Solutions, Inc. (a)	6,030	137,122
		$1,046,275
Specialty Stores – 0.0%
Walmart de Mexico S.A.B. de C.V.	37,426	$131,626

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Telecommunications - Wireless – 1.0%
KDDI Corp.	79,900	$2,342,401
PT Telekom Indonesia	789,600	231,267
T-Mobile US, Inc. (a)(f)	8,877	1,191,027
Vodafone Group PLC	242,543	273,171
		$4,037,866
Telephone Services – 0.2%
Hellenic Telecommunications Organization S.A.	24,206	$352,288
Orange S.A.	17,917	162,019
Quebecor, Inc., “B”	19,067	351,566
		$865,873
Tobacco – 0.7%
British American Tobacco PLC	28,055	$1,003,230
Japan Tobacco, Inc.	23,600	387,363
Philip Morris International, Inc.	15,055	1,249,715
		$2,640,308
Utilities - Electric Power – 0.9%
Duke Energy Corp.	5,521	$513,563
E.ON SE	109,784	849,561
Edison International	9,823	555,785
Exelon Corp. (f)	16,047	601,121
Iberdrola S.A.	68,178	633,808
Transmissora Alianca de Energia Eletrica S.A., IEU	60,987	440,358
		$3,594,196
Total Common Stocks		$129,188,749
Preferred Stocks – 0.4%
Computer Software - Systems – 0.0%
Samsung Electronics Co. Ltd.	5,761	$187,455
Consumer Products – 0.3%
Henkel AG & Co. KGaA	19,163	$1,145,998
Metals & Mining – 0.1%
Gerdau S.A.	43,900	$198,896
Total Preferred Stocks		$1,532,349
Convertible Preferred Stocks – 0.0%
Medical Equipment – 0.0%
Boston Scientific Corp., 5.5%	2,435	$246,471
Investment Companies (h) – 4.3%
Money Market Funds – 4.3%
MFS Institutional Money Market Portfolio, 2.64% (v)	16,966,154	$16,967,850

Portfolio of Investments (unaudited) – continued
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts	Value ($)
Purchased Options – 0.1%
Market Index Securities – 0.1%
iTraxx Europe Crossover Series 38 Index Credit Default Swap-Fund pays 5%, Fund receives notional amount upon a defined credit event of an index constituent – November 2022 @ EUR 600	Call	BNP Paribas S.A.	$ 7,343,903	EUR 7,900,000	$84,264
S&P 500 Index – October 2022 @ $3,300	Put	Goldman Sachs International	16,493,852	46	94,162
S&P 500 Index – October 2022 @ $3,600	Put	Goldman Sachs International	3,585,620	10	96,720
					$275,146

Written Options (see table below) – (0.0)%	$(40,845)

Other Assets, Less Liabilities – 2.4%	9,469,164
Net Assets – 100.0%	$396,332,106
(a)	Non-income producing security.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $16,967,850 and $369,935,937, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $42,500,653, representing 10.7% of net assets.
(s)	Security or a portion of the security was pledged to cover collateral requirements for certain derivative transactions.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
GDR	Global Depositary Receipt
ICE	Intercontinental Exchange
IEU	International Equity Unit
LIBOR	London Interbank Offered Rate
PCL	Public Company Limited
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi (Offshore)
CNY	China Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro

Portfolio of Investments (unaudited) – continued
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
ISK	Iceland Krona
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
UYU	Uruguayan Peso
ZAR	South African Rand
Derivative Contracts at 9/30/22
Written Options
Underlying	Put/ Call	Counterparty	Par Amount/ Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Liability Derivatives
Market Index Securities
iTraxx Europe Crossover Series 38 Index Credit Default Swap-Fund pays 5%, Fund receives notional amount upon a defined credit event of an index constituent	Put	BNP Paribas S.A.	EUR (5,240,000)	$(4,871,146)	EUR 800.00	November – 2022	$(40,845)
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
BRL	3,940,110	USD	715,812	Goldman Sachs International	11/03/2022	$9,327
EUR	1,737,488	USD	1,702,252	Citibank N.A.	10/21/2022	2,558
EUR	262,736	USD	255,168	JPMorgan Chase Bank N.A.	10/21/2022	2,626
EUR	1,234,898	USD	1,199,193	NatWest Markets PLC	10/21/2022	12,479
MXN	52,185,808	USD	2,463,346	JPMorgan Chase Bank N.A.	10/21/2022	119,776
USD	967,145	AUD	1,509,160	Brown Brothers Harriman	10/21/2022	1,644
USD	2,449,553	AUD	3,581,018	Deutsche Bank AG	10/21/2022	158,559
USD	1,276,597	AUD	1,891,185	JPMorgan Chase Bank N.A.	10/21/2022	66,691
USD	7,870,442	AUD	11,437,767	JPMorgan Chase Bank N.A.	12/02/2022	548,231
USD	156,694	AUD	243,426	Morgan Stanley Capital Services, Inc.	10/21/2022	960
USD	263,869	AUD	379,239	NatWest Markets PLC	10/21/2022	21,247
USD	2,585,905	CAD	3,435,483	Deutsche Bank AG	10/21/2022	98,969
USD	1,420,262	CAD	1,813,483	Goldman Sachs International	10/21/2022	107,488
USD	2,742,838	CAD	3,579,018	HSBC Bank	10/21/2022	151,999
USD	330,803	CAD	436,452	Morgan Stanley Capital Services, Inc.	10/21/2022	14,856
USD	44,394	CAD	56,872	State Street Bank Corp.	10/21/2022	3,224
USD	16,647,541	CHF	15,906,692	JPMorgan Chase Bank N.A.	12/02/2022	436,517
USD	211,912	CHF	201,819	Morgan Stanley Capital Services, Inc.	10/21/2022	7,068
USD	1,200,535	CHF	1,146,000	Morgan Stanley Capital Services, Inc.	12/02/2022	32,610
USD	250,038	CHF	240,814	UBS AG	10/21/2022	5,614

Portfolio of Investments (unaudited) – continued
Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives − continued
USD	1,769,709	CNH	12,009,273	BNP Paribas S.A.	10/21/2022	$87,363
USD	423,168	CNY	2,891,000	Goldman Sachs International	12/02/2022	14,581
USD	19,615,543	CNY	133,974,674	JPMorgan Chase Bank N.A.	12/02/2022	680,827
USD	258,220	COP	1,149,784,960	JPMorgan Chase Bank N.A.	12/02/2022	11,577
USD	1,307,565	CZK	32,595,950	Citibank N.A.	10/21/2022	11,088
USD	1,454,953	CZK	36,115,656	JPMorgan Chase Bank N.A.	10/21/2022	18,482
USD	313,816	CZK	7,843,822	JPMorgan Chase Bank N.A.	12/02/2022	3,088
USD	445,449	DKK	3,297,301	JPMorgan Chase Bank N.A.	12/02/2022	8,993
USD	1,562,061	EUR	1,525,196	BNP Paribas S.A.	10/21/2022	65,550
USD	774,766	EUR	771,034	Brown Brothers Harriman	10/21/2022	18,232
USD	366,423	EUR	365,413	Citibank N.A.	10/21/2022	7,882
USD	2,852,475	EUR	2,869,841	Deutsche Bank AG	10/21/2022	36,608
USD	297,466	EUR	296,754	Goldman Sachs International	10/21/2022	6,293
USD	66,667,387	EUR	66,704,008	Goldman Sachs International	12/02/2022	1,026,638
USD	537,190	EUR	528,592	HSBC Bank	10/21/2022	18,540
USD	17,552,911	EUR	17,425,604	JPMorgan Chase Bank N.A.	10/21/2022	455,038
USD	779,507	EUR	757,948	Morgan Stanley Capital Services, Inc.	10/21/2022	35,815
USD	2,416,232	EUR	2,360,413	NatWest Markets PLC	10/21/2022	100,213
USD	1,232,850	EUR	1,218,949	State Street Bank Corp.	10/21/2022	36,828
USD	2,050,653	EUR	2,046,204	UBS AG	10/21/2022	42,935
USD	1,315,082	GBP	1,113,974	BNP Paribas S.A.	10/21/2022	70,817
USD	13,320,502	GBP	11,142,643	Deutsche Bank AG	10/21/2022	874,618
USD	1,350,091	GBP	1,113,061	Goldman Sachs International	10/21/2022	106,847
USD	12,772,056	GBP	10,842,346	Goldman Sachs International	12/02/2022	656,728
USD	2,517,894	GBP	2,161,652	JPMorgan Chase Bank N.A.	10/21/2022	103,416
USD	342,343	GBP	300,000	Merrill Lynch International	10/21/2022	7,255
USD	9,296,199	GBP	8,021,000	Morgan Stanley Capital Services, Inc.	12/02/2022	333,467
USD	844,273	GBP	726,877	State Street Bank Corp.	10/21/2022	32,381
USD	1,070,708	IDR	16,018,869,000	JPMorgan Chase Bank N.A.	11/09/2022	19,928
USD	406,792	ILS	1,321,342	JPMorgan Chase Bank N.A.	12/05/2022	34,333
USD	441,309	JPY	60,379,372	Barclays Bank PLC	10/21/2022	23,468
USD	5,011,001	JPY	686,661,041	Brown Brothers Harriman	10/21/2022	259,131
USD	1,100,940	JPY	150,025,665	Deutsche Bank AG	10/21/2022	62,723
USD	1,717,838	JPY	237,992,534	JPMorgan Chase Bank N.A.	10/21/2022	70,869
USD	38,656,619	JPY	5,226,413,490	JPMorgan Chase Bank N.A.	12/02/2022	2,328,388
USD	1,072,075	JPY	141,995,889	Morgan Stanley Capital Services, Inc.	10/21/2022	89,427
USD	3,157,694	JPY	447,622,000	Morgan Stanley Capital Services, Inc.	12/02/2022	46,322
USD	456,379	JPY	61,875,920	State Street Bank Corp.	10/21/2022	28,182
USD	1,295,401	KRW	1,744,386,935	Barclays Bank PLC	11/07/2022	75,465
USD	3,877,904	KRW	5,026,267,984	Citibank N.A.	10/27/2022	363,462
USD	5,413,357	KRW	6,995,410,010	Citibank N.A.	11/07/2022	521,119
USD	2,686,300	KRW	3,585,055,970	JPMorgan Chase Bank N.A.	12/02/2022	176,664
USD	272,497	KRW	355,772,305	Merrill Lynch International	10/27/2022	23,736
USD	126,706	NOK	1,377,378	Brown Brothers Harriman	10/21/2022	199
USD	5,101,764	NOK	52,194,427	JPMorgan Chase Bank N.A.	10/21/2022	307,904
USD	2,619,042	NZD	4,281,184	BNP Paribas S.A.	10/21/2022	222,940
USD	1,317,440	NZD	2,172,552	Citibank N.A.	10/21/2022	101,502
USD	1,321,081	NZD	2,154,000	Goldman Sachs International	10/21/2022	115,526
USD	2,378,913	NZD	3,833,056	Goldman Sachs International	12/02/2022	233,118
USD	1,688,028	NZD	2,752,186	HSBC Bank	10/21/2022	147,680
USD	663,516	NZD	1,081,665	JPMorgan Chase Bank N.A.	10/21/2022	58,128
USD	364,319	NZD	605,000	Morgan Stanley Capital Services, Inc.	12/02/2022	25,632
USD	1,970,140	NZD	3,245,216	NatWest Markets PLC	10/21/2022	153,852

Portfolio of Investments (unaudited) – continued
Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives − continued
USD	965,920	NZD	1,540,452	State Street Bank Corp.	10/21/2022	$103,757
USD	3,396,672	NZD	5,537,559	UBS AG	10/21/2022	297,400
USD	491,120	PLN	2,384,778	Goldman Sachs International	12/02/2022	14,421
USD	1,256,059	SEK	13,523,014	Brown Brothers Harriman	10/21/2022	36,603
USD	536,129	SEK	5,656,000	Goldman Sachs International	12/02/2022	24,943
USD	1,330,342	SEK	14,055,592	Merrill Lynch International	10/21/2022	62,860
USD	545,431	SGD	758,722	JPMorgan Chase Bank N.A.	12/02/2022	16,818
USD	1,588,370	TWD	47,200,000	Barclays Bank PLC	10/13/2022	101,050
USD	1,525,256	TWD	46,894,000	Barclays Bank PLC	11/08/2022	45,440
USD	3,598,253	ZAR	61,577,260	JPMorgan Chase Bank N.A.	10/21/2022	201,435
						$13,068,968
Liability Derivatives
AUD	502,235	USD	338,422	Citibank N.A.	10/21/2022	$(17,112)
AUD	5,300,000	USD	3,586,499	Goldman Sachs International	12/02/2022	(193,554)
AUD	5,878,028	USD	4,060,541	JPMorgan Chase Bank N.A.	10/21/2022	(300,012)
AUD	233,353	USD	156,183	Morgan Stanley Capital Services, Inc.	10/21/2022	(6,893)
AUD	217,764	USD	151,051	State Street Bank Corp.	10/21/2022	(11,735)
CAD	1,082,875	USD	815,142	Brown Brothers Harriman	10/21/2022	(31,253)
CAD	1,002,000	USD	762,157	Citibank N.A.	12/02/2022	(36,762)
CAD	5,301,333	USD	4,098,232	HSBC Bank	10/21/2022	(260,614)
CAD	11,151,185	USD	8,591,555	JPMorgan Chase Bank N.A.	10/21/2022	(519,248)
CAD	8,098,170	USD	6,249,070	JPMorgan Chase Bank N.A.	12/02/2022	(386,423)
CHF	1,538,000	USD	1,578,631	JPMorgan Chase Bank N.A.	10/21/2022	(17,575)
CLP	108,912,847	USD	114,099	Citibank N.A.	11/08/2022	(2,208)
CLP	1,131,285,391	USD	1,259,783	Merrill Lynch International	11/08/2022	(97,572)
CNH	10,407,211	USD	1,554,229	HSBC Bank	10/21/2022	(96,312)
CNH	7,008,982	USD	1,042,014	JPMorgan Chase Bank N.A.	10/21/2022	(60,145)
COP	618,229,197	USD	140,424	JPMorgan Chase Bank N.A.	10/26/2022	(6,895)
CZK	11,190,000	USD	453,627	BNP Paribas S.A.	10/21/2022	(8,554)
DKK	4,719,079	USD	643,260	JPMorgan Chase Bank N.A.	10/21/2022	(20,483)
EUR	1,566,276	USD	1,577,813	Brown Brothers Harriman	10/21/2022	(40,995)
EUR	2,034,088	USD	2,039,999	Citibank N.A.	10/21/2022	(44,168)
EUR	3,649,647	USD	3,677,239	Goldman Sachs International	10/21/2022	(96,232)
EUR	5,116,841	USD	5,200,218	HSBC Bank	10/21/2022	(179,613)
EUR	3,313,313	USD	3,412,434	JPMorgan Chase Bank N.A.	10/21/2022	(161,436)
EUR	3,123,208	USD	3,138,033	JPMorgan Chase Bank N.A.	12/02/2022	(64,608)
EUR	383,775	USD	385,925	NatWest Markets PLC	10/21/2022	(9,368)
EUR	10,176,917	USD	10,214,311	State Street Bank Corp.	10/21/2022	(228,795)
GBP	329,794	USD	379,207	Brown Brothers Harriman	10/21/2022	(10,840)
GBP	274,285	USD	316,186	Citibank N.A.	10/21/2022	(9,822)
GBP	3,082,436	USD	3,716,913	Deutsche Bank AG	10/21/2022	(273,956)
GBP	1,881,369	USD	2,271,841	HSBC Bank	10/21/2022	(170,427)
GBP	1,895,963	USD	2,208,420	JPMorgan Chase Bank N.A.	10/21/2022	(90,705)
GBP	103,906	USD	126,622	Merrill Lynch International	10/21/2022	(10,563)
GBP	849,379	USD	980,296	UBS AG	10/21/2022	(31,574)
HUF	74,886,000	USD	180,303	JPMorgan Chase Bank N.A.	10/21/2022	(7,676)
IDR	19,199,936,460	USD	1,284,019	Barclays Bank PLC	11/09/2022	(24,573)
ILS	1,799,000	USD	513,229	HSBC Bank	10/24/2022	(7,965)
JPY	191,282,713	USD	1,430,602	Barclays Bank PLC	10/21/2022	(106,877)
JPY	386,627,203	USD	2,711,081	Citibank N.A.	10/21/2022	(35,521)
JPY	116,604,488	USD	872,242	HSBC Bank	10/21/2022	(65,310)
JPY	2,505,164,884	USD	18,129,852	JPMorgan Chase Bank N.A.	10/21/2022	(793,469)

Portfolio of Investments (unaudited) – continued
Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives − continued
JPY	197,616,926	USD	1,430,556	Merrill Lynch International	10/21/2022	$(62,996)
JPY	36,576,972	USD	276,525	Morgan Stanley Capital Services, Inc.	10/21/2022	(23,403)
JPY	58,739,356	USD	433,263	State Street Bank Corp.	10/21/2022	(26,772)
NOK	6,399,552	USD	674,430	Brown Brothers Harriman	10/21/2022	(86,655)
NOK	13,440,079	USD	1,404,266	Citibank N.A.	10/21/2022	(169,846)
NOK	6,775,542	USD	713,860	Goldman Sachs International	10/21/2022	(91,552)
NOK	121,312,623	USD	12,465,846	Goldman Sachs International	12/02/2022	(1,311,739)
NOK	21,631,193	USD	2,190,788	JPMorgan Chase Bank N.A.	10/21/2022	(204,045)
NOK	47,459,000	USD	4,720,289	JPMorgan Chase Bank N.A.	12/02/2022	(356,664)
NZD	584,836	USD	358,724	Deutsche Bank AG	10/21/2022	(31,402)
NZD	5,466,023	USD	3,401,195	JPMorgan Chase Bank N.A.	12/02/2022	(341,243)
NZD	466,000	USD	285,751	State Street Bank Corp.	10/21/2022	(24,939)
PLN	2,454,931	USD	507,528	JPMorgan Chase Bank N.A.	10/21/2022	(13,606)
SEK	13,929,439	USD	1,365,700	Brown Brothers Harriman	10/21/2022	(109,594)
SEK	32,956,000	USD	3,099,829	Deutsche Bank AG	12/02/2022	(121,285)
SEK	11,776,121	USD	1,110,117	Goldman Sachs International	10/21/2022	(48,190)
SEK	12,551,667	USD	1,183,374	JPMorgan Chase Bank N.A.	10/21/2022	(51,511)
SEK	95,413,497	USD	9,028,102	JPMorgan Chase Bank N.A.	12/02/2022	(404,684)
SGD	1,915,784	USD	1,361,966	Barclays Bank PLC	10/21/2022	(27,876)
SGD	1,905,680	USD	1,380,326	JPMorgan Chase Bank N.A.	10/21/2022	(53,273)
SGD	6,309,876	USD	4,482,628	State Street Bank Corp.	10/21/2022	(88,638)
THB	29,469,000	USD	809,254	JPMorgan Chase Bank N.A.	10/18/2022	(30,020)
TWD	15,081,103	USD	507,696	Barclays Bank PLC	10/13/2022	(32,475)
ZAR	11,520,637	USD	670,895	BNP Paribas S.A.	10/21/2022	(35,376)
ZAR	3,073,499	USD	178,881	Goldman Sachs International	10/21/2022	(9,336)
ZAR	30,373,404	USD	1,762,476	HSBC Bank	10/21/2022	(86,972)
ZAR	15,677,666	USD	912,084	UBS AG	10/21/2022	(47,248)
USD	469,273	EUR	488,865	State Street Bank Corp.	10/21/2022	(10,397)
USD	618,075	EUR	634,209	UBS AG	10/21/2022	(4,206)
USD	1,238,331	GBP	1,115,917	Barclays Bank PLC	10/21/2022	(8,102)
USD	517,915	GBP	477,848	Brown Brothers Harriman	10/21/2022	(15,822)
USD	224,046	GBP	209,603	Deutsche Bank AG	10/21/2022	(10,072)
USD	2,008,069	MXN	42,273,162	Goldman Sachs International	10/21/2022	(84,391)
USD	780,775	MXN	15,905,487	Goldman Sachs International	12/02/2022	(506)
						$(8,562,679)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Equity Futures
AEX 25 Index	Short	EUR	109	$13,687,546	October – 2022	$1,151,926
DAX Index	Short	EUR	40	11,891,928	December – 2022	1,128,791
FTSE Taiwan Index	Short	USD	213	9,947,100	October – 2022	408,321
Mexbol Index	Short	MXN	226	5,036,873	December – 2022	374,943
MSCI Singapore Index	Short	SGD	26	508,052	October – 2022	2,534
OMX 30 Index	Short	SEK	614	10,124,846	October – 2022	691,046
Russell 2000 Index	Short	USD	136	11,354,640	December – 2022	1,239,557
S&P 500 E-Mini Index	Short	USD	85	15,306,375	December – 2022	1,611,490

Portfolio of Investments (unaudited) – continued
Futures Contracts − continued
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives − continued
Equity Futures − continued
S&P/TSX 60 Index	Short	CAD	25	$4,039,527	December – 2022	$203,534
						$6,812,142
Interest Rate Futures
Canadian Treasury Bond 10 yr	Short	CAD	334	$29,883,129	December – 2022	$188,236
Canadian Treasury Bond 5 yr	Short	CAD	34	2,766,323	December – 2022	13,682
Euro-Bobl 5 yr	Short	EUR	126	14,787,486	December – 2022	346,658
Euro-BTP 10yr	Short	EUR	65	7,133,491	December – 2022	279,154
Euro-Schatz 2 yr	Short	EUR	101	10,607,734	December – 2022	108,189
U.S. Treasury Note 10 yr	Short	USD	287	32,161,937	December – 2022	982,914
U.S. Treasury Note 2 yr	Short	USD	96	19,717,500	December – 2022	306,555
U.S. Treasury Note 5 yr	Short	USD	145	15,588,633	December – 2022	539,091
U.S. Treasury Ultra Note 10 yr	Short	USD	204	24,170,812	December – 2022	1,036,767
						$3,801,246
						$10,613,388
Liability Derivatives
Equity Futures
BIST 30 Index	Long	TRY	6,003	$11,510,579	October – 2022	$(123,860)
CAC 40 Index	Long	EUR	192	10,845,156	October – 2022	(979,637)
FTSE 100 Index	Long	GBP	207	15,981,196	December – 2022	(1,198,282)
FTSE MIB Index	Long	EUR	33	3,319,709	December – 2022	(297,944)
FTSE/JSE Top 40 Index	Long	ZAR	390	12,456,514	December – 2022	(1,165,324)
Hang Seng Index	Long	HKD	99	10,852,649	October – 2022	(364,551)
IBEX 35 Index	Long	EUR	190	13,711,352	October – 2022	(1,442,242)
IBOV Index	Long	BRL	494	10,119,475	October – 2022	(242,788)
KOSPI 200 Index	Long	KRW	42	2,072,919	December – 2022	(232,334)
NIFTY Index	Short	USD	302	10,321,152	October – 2022	(6,826)
S&P/ASX 200 Index	Long	AUD	22	2,274,787	December – 2022	(194,958)
Topix Index	Long	JPY	78	9,894,839	December – 2022	(366,170)
						$(6,614,916)
Interest Rate Futures
Australian Bond 10 yr	Long	AUD	220	$16,480,983	December – 2022	$(404,879)
Euro-BTP	Short	EUR	167	17,237,552	December – 2022	(74,462)
Euro-Bund 10 yr	Long	EUR	254	34,474,693	December – 2022	(1,326,495)
Euro-Buxl 30 yr	Long	EUR	44	6,323,440	December – 2022	(615,198)
Japan Government Bond 10 yr	Long	JPY	15	15,369,999	December – 2022	(14,895)
Long Gilt 10 yr	Long	GBP	53	5,704,677	December – 2022	(547,111)
U.S. Treasury Bond	Long	USD	56	7,078,750	December – 2022	(534,473)
U.S. Treasury Ultra Bond	Long	USD	27	3,699,000	December – 2022	(291,391)
						$(3,808,904)
						$(10,423,820)

Portfolio of Investments (unaudited) – continued
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
6/15/32	USD	21,600,000	centrally cleared	1.45% FLR (SOFR - 1 day)/Annually	2.53%/Annually	$1,688,128	$(8,779)	$1,679,350
6/15/52	USD	13,500,000	centrally cleared	1.45% FLR (SOFR - 1 day)/Annually	2.34%/Annually	1,767,866	93,479	1,861,344
						$3,455,994	$84,700	$3,540,694
Liability Derivatives
Interest Rate Swaps
6/15/24	USD	97,600,000	centrally cleared	2.57%/Annually	1.45% FLR (SOFR - 1 day)/Annually	$(2,616,696)	$66,767	$(2,549,929)
6/15/27	USD	61,000,000	centrally cleared	2.54%/Annually	1.45% FLR (SOFR - 1 day)/Annually	(3,387,641)	81,931	(3,305,710)
						$(6,004,337)	$148,698	$(5,855,639)
Uncleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Credit Default Swaps
12/20/26	EUR	542,000	Goldman Sachs International	5.00%/Quarterly	(1)	$(42,688)	$101,657	$58,969
Liability Derivatives
Credit Default Swaps
12/20/31	EUR	640,000	Barclays Bank PLC	1.00%/Quarterly	(2)	$(45,950)	$6,505	$(39,445)
(1) Fund, as protection seller, to pay notional amount upon a defined credit event by Glencore Funding LLC, 1.875%, 9/13/23, a BBB+ rated bond. The fund entered into the contract to gain issuer exposure.
(2) Fund, as protection seller, to pay notional amount upon a defined credit event by Daimler Finance North America LLC, 1.4%, 1/12/24, an A- rated bond. The fund entered into the contract to gain issuer exposure.
The credit ratings presented here are an indicator of the current payment/performance risk of the related swap agreement, the reference obligation for which may be either a single security or, in the case of a credit default swap index, a basket of securities issued by corporate or sovereign issuers. Ratings are assigned to each reference security, including each individual security within a reference basket of securities, utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, than the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). The ratings for a credit default swap index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.
Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 International Swaps and Derivatives Association (ISDA) Credit Derivatives Definitions as amended by the relevant contract. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap agreement’s notional amount.
At September 30, 2022, the fund had cash collateral of $3,641,796 and other liquid securities with an aggregate value of $31,345,371 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. Effective September 8, 2022, and in accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of

Supplemental Information (unaudited) – continued
investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, swap agreements, and written options. The following is a summary of the levels used as of September 30, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$76,221,948	$—	$—	$76,221,948
Switzerland	—	8,648,129	—	8,648,129
United Kingdom	—	8,556,236	—	8,556,236
Japan	3,450,477	4,932,116	—	8,382,593
France	—	5,899,366	—	5,899,366
Canada	4,609,738	—	—	4,609,738
Germany	2,143,641	1,848,755	—	3,992,396
China	587,365	1,732,459	—	2,319,824
Netherlands	—	2,138,737	—	2,138,737
Other Countries	3,046,083	7,343,401	0	10,389,484
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	7,425,625	—	7,425,625
Non - U.S. Sovereign Debt	—	97,827,299	—	97,827,299
Municipal Bonds	—	2,763,129	—	2,763,129
U.S. Corporate Bonds	—	34,415,568	—	34,415,568
Residential Mortgage-Backed Securities	—	18,666,119	—	18,666,119
Commercial Mortgage-Backed Securities	—	10,781,110	—	10,781,110
Asset-Backed Securities (including CDOs)	—	14,312,942	—	14,312,942
Foreign Bonds	—	52,585,694	—	52,585,694
Mutual Funds	16,967,850	—	—	16,967,850
Total	$107,027,102	$279,876,685	$0	$386,903,787
Other Financial Instruments
Futures Contracts – Assets	$7,639,091	$2,974,297	$—	$10,613,388
Futures Contracts – Liabilities	(4,058,518)	(6,365,302)	—	(10,423,820)
Forward Foreign Currency Exchange Contracts – Assets	—	13,068,968	—	13,068,968
Forward Foreign Currency Exchange Contracts – Liabilities	—	(8,562,679)	—	(8,562,679)
Swap Agreements – Assets	—	3,599,663	—	3,599,663
Swap Agreements – Liabilities	—	(5,895,084)	—	(5,895,084)
Written Options - Liabilities	—	(40,845)	—	(40,845)
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 12/31/21	$—
Transfers into level 3	0
Balance as of 9/30/22	$0
At September 30, 2022, the fund held two level 3 securities.
(2) Securities Lending Collateral
At September 30, 2022, the value of securities loaned was $110,774. These loans were collateralized by U.S. Treasury Obligations (held by the lending agent) of $117,120.

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(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$12,950,052	$251,737,308	$247,718,837	$(3,149)	$2,476	$16,967,850
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$145,447	$—
(4) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2022, are as follows:
United States	38.2%
Japan	12.1%
United Kingdom	10.6%
Australia	6.4%
China	5.9%
France	5.6%
Spain	5.3%
Germany	3.9%
Canada	(6.6)%
Other Countries	18.6%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(5) Russia and Ukraine Conflict
The fund invests in securities and/or derivative instruments that are economically tied to Russia and/or Ukraine. Escalation of the conflict between Russia and Ukraine in late February 2022 caused market volatility and disruption in the tradability of Russian securities, including closure of the local securities market, temporary restriction on securities sales by non-residents, and disruptions to clearance and payment systems. To the extent that the fund is unable to sell securities, whether due to market constraints or to the sanctions imposed on Russia by the United States and other countries, those securities are considered illiquid and the value of those securities reflects their illiquid classification. Management continues to monitor these events and to evaluate the related impacts on fund performance.